Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following.

	December 31, 2021	December 31, 2020
Leasehold improvements	$-	$2,770,385
Machinery and equipment	225,000	1,065,885
Furniture and fixtures	-	43,331
Construction in progress	-	227,995
	225,000	4,107,596
Less: Accumulated depreciation	-	(1,392,825)
	$225,000	$2,714,771

Depreciation expense for the years ended December 31, 2021 and 2020 was $0 and $131,110, respectively. Depreciation expense was recorded in cost of goods sold and general and administrative expense and is included in discontinued operations.